Reconciliation of Liabilities Arising from Financing Activities - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	€ 1,132,663	€ 329,326	€ 418,107
Financing cash flows	(210,440)	391,790	(86,528)
New leases entered		734,682
Change on modification of lease	(15,488)	(347,126)	(5,933)
Change on modification of lease	32,288
Interest expenses		13,956	3,680
Ending balance	939,023	1,132,663	329,326
Loan payable [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	423,741	21,916	25,000
Financing cash flows	(128,720)	391,790	(3,084)
New leases entered
Change on modification of lease
Change on modification of lease	3,496
Interest expenses
Ending balance	298,517	423,741	21,916
Loan from a shareholder [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance			20,000
Financing cash flows			(20,000)
New leases entered
Change on modification of lease
Change on modification of lease
Interest expenses
Ending balance
Lease liabilities [member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	708,922	307,410	373,107
Financing cash flows	(81,720)		(63,444)
New leases entered		734,682
Change on modification of lease	(15,488)	(347,126)	(5,933)
Change on modification of lease	28,792
Interest expenses		13,956	3,680
Ending balance	€ 640,506	€ 708,922	€ 307,410